Share-Based Compensation - Additional Share Based Compensation Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Total intrinsic value of options exercised and shares vested	$ 35	$ 41	$ 21
Fair value of shares vested	25	42	23
Cash received from share award exercises	0	0	0
Tax benefit of options exercised and shares vested	$ 0	$ 0	$ 0